Environmental and Legal Contingencies (Details 5) (Asbestos Issue [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014 claims-lawsuits	Mar. 31, 2013 claims-lawsuits	Dec. 31, 2013 claims-lawsuits	Dec. 31, 2012 claims-lawsuits	Dec. 31, 2011 claims-lawsuits
Asbestos Issue [Member]
Loss Contingency, Claims Quantities [Abstract]
New Claims Filed	13	11	42	50	31
Pending Claims Disposed Of	14	20	39	24	44
Total Amount Paid in Settlements			$ 1.0	$ 0.8	$ 0.7
Total Amount Paid in Settlements	$ 0.3	$ 0.7